Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 29, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2012
Prospectus Date	rr_ProspectusDate	Apr 1, 2012

Managers Global Income Opportunity Fund (Prospectus Summary): | Managers Global Income Opportunity Fund
Managers Global Income Opportunity Fund

THE MANAGERS FUNDS

Managers Global Income Opportunity Fund

Supplement dated July 1, 2012 to the Prospectus dated April 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers Global Income Opportunity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s prospectus dated April 1, 2012 (the “Prospectus”).

At a meeting held on June 21-22, 2012, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least May 1, 2014, to limit the Fund’s total annual operating expenses (exclusive of taxes interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of average daily net assets of the Fund. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 1.10%.

Effective July 1, 2012, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 9 of the Prospectus are hereby replaced with the following:

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Managers Global Income Opportunity Fund
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Global Income Opportunity Fund
Management Fee		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.69%
Total Annual Fund Operating Expenses		1.39%
Fee Waiver and Expense Reimbursements	[1]	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		0.99%
[1]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2014.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers Global Income Opportunity Fund	108	407	729	1,640

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Managers Global Income Opportunity Fund (Prospectus Summary): | Managers Global Income Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Global Income Opportunity Fund
Supplement Text	ck0000720309_SupplementTextBlock

THE MANAGERS FUNDS

Managers Global Income Opportunity Fund

Supplement dated July 1, 2012 to the Prospectus dated April 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers Global Income Opportunity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s prospectus dated April 1, 2012 (the “Prospectus”).

At a meeting held on June 21-22, 2012, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least May 1, 2014, to limit the Fund’s total annual operating expenses (exclusive of taxes interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of average daily net assets of the Fund. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 1.10%.

Effective July 1, 2012, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 9 of the Prospectus are hereby replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2014.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Supplement Closing	ck0000720309_SupplementClosingTextBlock	PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE
Managers Global Income Opportunity Fund | Managers Global Income Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGBX
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,640

[1]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.